Semi-Annual
Report
June 30, 2001

The Riverfront Large Company Select Fund
The Riverfront Balanced Fund
The Riverfront Small Company Select Fund
The Riverfront Select Value Fund
The Riverfront U.S. Government Income Fund
The Riverfront U.S. Government Securities Money Market Fund

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

[Logo of Riverfront Funds]

Table of Contents	THE RIVERFRONT FUNDS
Message From The President	2
Message From The Investment Adviser	3
Statements of Assets and Liabilities	4
Statements of Operations	6
Statements of Changes in Net Assets	8
Schedules of Portfolio Investments	10
Notes to Financial Statements	21
Financial Highlights	28

Message From The President

The Riverfront Funds

Dear Shareholder:

I am pleased to present the Combined Semi-Annual Report to Shareholders for The Riverfront Funds. This Report covers the first half of the Fund's current fiscal year, which is the six-month reporting period from January 1, 2001 through June 30, 2001. Inside you will find commentary from the Funds' investment adviser, and the unaudited financial statements, which include the portfolio of investments.

The Financial Markets in Review

Over the first half of the year, stock prices declined due to investor concerns over corporate earnings and the direction of the U.S. economy. In contrast, the bond market produced positive returns, influenced by the Federal Reserve Board's series of cuts in short-term interest rates. While negative returns are unpleasant, I urge you to remember that the short-term volatility that we have been experiencing is part of stock investing. Stock performance is best measured in years, if not decades. As a result, the most important factor in successful stock market investing is "time in the market." On the other hand, trying to "time," or predict, the direction of the stock market by jumping in and out can increase the potential for disappointing results.

A fund-by fund performance summary is as follows:

Riverfront Large Company Select Fund

The fund pursues long-term growth primarily, and income secondly, through a portfolio that at the end of the six-month reporting period, included blue-chip stocks of such household names as Alcoa, Cisco Systems, Colgate-Palmolive, Exxon Mobil, Home Depot, IBM, Intel, Microsoft, Pfizer, Wal-Mart and Wells Fargo. In a difficult period for stocks that saw prices decline, Investor A Shares produced a total return of (15.59%), or (19.37%) adjusted for the fund's maximum 4.5% sales charge. Investor B Shares produced a total return of (15.90%), or (19.26%) adjusted for the fund's maximum 4.00% contingent deferred sales charge. Fund assets totaled $69.7 million at the end of the reporting period.

Riverfront Balanced Fund

This fund invests in a classic combination of three key financial markets: stocks, bonds and cash. At the end of the six-month reporting period, 65.6% of the fund's portfolio was invested in stocks, with the remainder invested in bonds and money market securities. In a difficult stock market, Investor A Shares produced a total return of (8.61%), or (12.73%) adjusted for the fund's maximum 4.5% sales charge. Income-oriented holdings contributed $0.05 per share in dividends. Investor B Shares produced a total return of (9.02%), or (12.66%) adjusted for the fund's maximum 4.00% contingent deferred sales charge. Income-oriented holdings contributed $0.01 per share in dividends. The fund ended the reporting period with $25.6 million in total assets.

Riverfront Small Company Select Fund

The fund's objective is to seek capital growth, by investing in a portfolio of common stocks of small companies that have appreciation potential. The fund defines small companies to mean issuers with market capitalizations at the time of acquisition that fall within the market capitalization range of the Standard & Poor's Small Cap 600 Index,* which is $32 million to $2.6 billion.

As with large company stocks, small-company growth-oriented stocks were also severely impacted by price declines during the six-month reporting period.** As a result, the fund's Investor A Shares produced a total return of (26.84%), or (30.10%) adjusted for the fund's maximum 4.5% sales charge, through a decline in net asset value ("NAV"). Investor B Shares produced a total return of (27.00%), or (29.92%) adjusted for the fund's maximum 4.00% contingent deferred sales charge, through a decline in NAV. Fund assets totaled $14.5 million at the end of the reporting period.

Riverfront Select Value Fund

This fund pursues long-term growth of capital through high-quality dividend-paying stocks that, at the end of the six-month reporting period, included companies like Bank of America, Dell Computer, Disney, the Gap, General Electric, IBM, Johnson & Johnson, Quaker Oats, and Texaco. During the six-month reporting period, Investor A Shares produced a total return of (7.16%), or (11.32%) adjusted for the fund's maximum 4.5% sales charge. Investor B Shares produced a total return of (7.51%), or (11.21%) adjusted for the fund's maximum 4.00% contingent deferred sales charge. The fund's total assets amounted to $30.5 million at the end of the reporting period.

Riverfront U.S. Government Income Fund

The fund pursues income through a portfolio that, at the end of the six-month reporting period, invested primarily in U.S. government agency securities (78.7%) and corporate bonds (13.3%), U.S. Treasury securities (4.8%), and Treasury money market securities (2.4%). Investor A Shares provided shareholders with dividends totaling $0.25 per share. As interest rates declined during the reporting period, the net asset value rose from $9.48 to $9.57. Through income and the increase in NAV, the fund produced a total return of 3.58%, or (1.11%) adjusted for the fund's maximum 4.5% sales charge. Investor B Shares provided shareholders with dividends totaling $0.20 per share. Amid a general interest rate decline during the reporting period, the NAV rose from $10.89 to $11.02. Through income and the increase in net asset value, the fund produced a total return of 3.16%, or (0.84%) adjusted for the fund's maximum 4.00% contingent deferred sales charge. Total fund assets were $47.2 million at the end of the reporting period.

Riverfront U.S. Government Securities Money Market Fund

Designed to provide you with a convenient way to earn daily income on your ready cash, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.02 per share for Investor A Shares and $0.01 per share for Institutional Shares, while maintaining a stable share value of $1.00.*** More than $202 million was at work in the fund at the end of the reporting period.

Thank you for pursuing your goals through The Riverfront Funds. We look forward to keeping you up-to-date on the details of your investment on a regular basis, and providing you with the highest level of service possible.

Sincerely,
/s/ Peter J. Germain

Peter J. Germain
President
August 15, 2001

* The Standard & Poor's Small Cap 600 Index is an unmanaged capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. Investments cannot be made in an index.

** In return for their higher growth potential, small company stocks may be more volatile than large company stocks.

***An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Message From The Investment Adviser

The Riverfront Funds

Dear Shareholders:

Economic conditions continued to deteriorate in the first half of 2001 as the fallout from the capital investment boom of the past few years continued to support the formal bias of the Federal Reserve (the "Fed"); the risks to the domestic economy are still weighted towards economic weakness. The continuation of formidable negatives to the economy is likely to continue in the near term. The dramatic cutback in corporate spending has increased the pace of contraction in technology investment. It is likely that technology spending will remain sluggish throughout the remainder of the year and will begin to improve when corporate earnings recover.

The bright spot continues to be the resilience of consumer spending, which accounts for two-thirds of the economy. The unsinkable consumer continued to keep the economy afloat despite softening labor markets and negative wealth effect. Consumer confidence ended the quarter at its highest level of the year and reflected strong demand for housing and autos.

Lower interest rates have helped the housing market plow ahead at full throttle, while consumer-focused stocks such as retailers and business services have outperformed nearly all other sectors this year. There is now some stabilization in the previously weak Consumer Confidence numbers, an excellent sign as individuals need to feel good about their situation to maintain their spending habits. While it is true that the recent drop-off in employment has reduced the spending patterns of many, 4.5% unemployment is still an historically low figure and lower interest rates allow consumers more leeway in borrowing to maintain their standard of living. Going forward, the consumer is the critical factor in keeping the economy afloat. Look for Alan Greenspan and the Fed to closely monitor consumer activity in their decision-making process.

It's the decision-making process that's becoming increasingly difficult for the Fed. They are striving to achieve a fine balance between further incremental ratcheting of interest rates to jumpstart growth and avoiding a fireball of economic activity that creates inflation. The Fed has lowered rates with cuts steeper than the historical norms. The assumption was that the shorter business cycles, which caused such a rapid slowdown, would need sharp stimulus to reverse the slide in equal fashion. The problem is a number of factors piled on to deepen the slowdown and at this point it's still a waiting game to see the effects of the rate cuts. While off their lows, stocks still have not returned to levels suggesting the rate cuts have had their desired effect. Some factors are positive for a rebound, (rate cuts, falling oil and other commodities prices, high liquidity in the money supply) but other areas continue to hammer corporations. These include credit issues at financial institutions, currency losses by multinationals due to the strong dollar and a spending halt by CEO's. Additionally, there is no pillar of strength in the global economy, as most countries are following the U.S.'s slowing economy. Europe is rapidly falling off, while tax revenues are so meager in Argentina the country faces the threat of default on its $130 billion debt.

To be sure, rate cuts take time to infiltrate the economy and we're barely six months into the first easing. Look at the previous cycle, when the Fed began raising rates in 1999, only to see 5.6% GDP growth in the second quarter of 2000. It took time for the rate increase to take effect, and though people didn't see it then, the rate hikes overshot the intended result and set up the present downturn. While things never repeat exactly, stocks have never revisited their lows following interest rate cuts comparable in magnitude to those we've seen this year. Successful companies that emerge from the downtrend with a stronger position are inevitably those that most effectively cut costs, positioned their product or service, and had the balance sheet clout to gain market share and solidify their position. The economic outlook changes daily in such confusing times because of the high degree of rotation in the markets. However, a stock portfolio that contains exposure to all market sectors and then highlights the respective industry leaders ensures good positioning for volatile times. Valuations become less important in such depressed times because of the high variability of many companies' earnings growth rates while cash flow and margins become the weapons that win clout. As recovery ensues, we continue to expect outperformance in many of the areas that have historically led a recovery following multiple Fed easings: Technology, Capital Goods and Consumer Cyclicals and Financials.

Despite the dark cloud that hangs over the economy, we believe that there are many overriding factors suggesting better times to come. Stocks have essentially moved sideways over the last three months despite a worsening profit picture, indicating resilience. Heavy interest-rate cuts, economic liquidity, improving expectations, the ever-spending consumer, and the flow of money into retirement plans by baby boomers at peak earning power, are all fuel for the recovery that sets the stage for a promising second half and into 2002.

We, at Provident Investment Advisors, Inc., thank you for your continued support and confidence.

/s/ Duane A. Dewey
Duane A. Dewey, CFP™
President
Provident Investment Advisors, Inc.

Statements of Assets and Liabilities

The Riverfront Funds

June 30, 2001 (unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Assets:
Investments, at value (Cost $67,641,110, $24,967,438, $14,822,895, repectively)	$66,643,230	$25,457,079	$14,667,697
Interest and dividends receivable	20,687	189,069	3,221
Receivable for capital shares issued	19,053	15,724	1,979
Receivable for investments sold	3,216,932	--	352,697
Prepaid expenses and other assets	32,618	11,601	16,013

Total Assets	69,932,520	25,673,473	15,041,607

Liabilities:
Dividends Payable	--	4,070	--
Payable for capital shares redeemed	117,670	14,912	--
Payable for securities purchased	--	--	496,354
Accrued expenses and other payables:
Investment advisory fees	47,575	17,195	9,355
Administration fees	10,229	3,681	1,986
Custodian and accounting fees	8,920	3,224	1,754
Distribution fees	20,689	14,649	2,781
Transfer agent fees	7,646	4,266	4,859
Audit and legal fees	--	313	786
Other	8,083	4,054	7,261

Total Liabilities	220,812	66,364	525,136

Net Assets:
Capital	74,091,710	25,863,375	17,395,288
Accumulated undistributed net investment income/(loss)	--	--	--
Net unrealized appreciation/depreciation on investments	(997,880)	489,640	(155,198)
Accumulated net realized (losses) on investment transactions	(3,382,122)	(745,906)	(2,723,619)

Net Assets	$69,711,708	$25,607,109	$14,516,471

Net assets
Investor A Shares	$50,006,123	$10,847,881	$13,099,552
Investor B Shares	19,705,585	14,759,228	1,416,919

Total	$69,711,708	$25,607,109	$14,516,471

Shares of capital stock
Investor A Shares	4,785,515	987,327	2,391,760
Investor B Shares	1,960,311	1,280,668	254,326

Total	6,745,826	2,267,995	2,646,086

Net asset value
Investor A Shares--redemption price per share	$ 10.45	$ 10.99	$ 5.48
Investor B Shares--offering price per share*	10.05	11.52	5.57

Maximum sales charge (Investor A)	4.50%	4.50%	4.50%

Maximum offering price per share (100%/(100%--maximum sales charge)of net asset value adjusted to nearest cent) (Investor A)	$ 10.94	$ 11.51	$ 5.74

*Redemption price of Investor B shares varies based on length of time shares are held.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

The Riverfront Funds

June 30, 2001 (unaudited)

	Select Value Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Assets:
Investments, at value (Cost $27,915,410, $46,436,013, and $180,671,772 respectively)	$ 28,693,544	$ 46,830,562	$ 180,671,772
Repurchase agreements (Cost $0, $0, and $22,059,000 respectively)	--	--	22,059,000

Total investments	28,693,544	46,830,562	202,730,772
Cash	6,813,027	--	888
Interest and dividends receivable	19,526	612,717	240,561
Receivable for capital shares issued	2,256	1,617	--

Total Assets	35,528,353	47,444,896	202,972,221

Liabilities:
Dividends payable	--	192,958	586,179
Payable for capital shares redeemed	6,500	--	--
Payable for securities purchased	4,946,979	--	--
Accrued expenses and other payables:
Investment advisory fees	22,071	15,668	25,297
Administration fees	4,311	6,618	28,185
Custodian and accounting fees	3,021	4,790	8,889
Distribution fees	9,999	10,866	33,379
Transfer agent fees	2,812	3,231	4,805
Audit and legal fees	4,225	434	5,683
Other	27,536	3,546	4,815

Total Liabilities	5,027,454	238,111	697,232

Net Assets:
Capital	36,465,327	46,969,712	202,274,989
Accumulated undistributed net investment income	--	8,725	--
Net unrealized appreciation/depreciation on investments	778,134	394,549	--
Accumulated net realized (losses) and distributions in excess of realized gains	(6,742,562)	(166,201)	--

Net Assets	$ 30,500,899	$ 47,206,785	$ 202,274,989

Net assets
Investor A Shares	$ 22,656,475	$ 45,607,014	$ 155,139,627
Investor B Shares	7,844,424	1,599,771	N/A
Institutional Shares	N/A	N/A	47,135,362

Total	$ 30,500,899	$ 47,206,785	$ 202,274,989

Shares of capital stock
Investor A Shares	2,240,644	4,766,576	155,139,627
Investor B Shares	767,660	145,112	N/A
Institutional Shares	N/A	N/A	47,135,362

Total	3,008,304	4,911,688	202,274,989

Net asset value
Investor A Shares--redemption price per share	$ 10.11	$ 9.57	$ 1.00
Investor B Shares--offering price per share*	10.22	11.02	N/A
Institutional Shares (a)	N/A	N/A	1.00

Maximum sales charge (Investor A)	4.50%	4.50%	N/A

Maximum offering price per share (100%/(100%--maximum sales charge) of net asset value adjusted to nearest cent) (Investor A) (a)	$ 10.59	$ 10.02	$ 1.00

* Redemption price of Investor B shares varies based on length of time shares are held.

(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.

N/A Not applicable.

See Notes which are an integral part of the Financial Statements

Statements of Operations

The Riverfront Funds

For the Six Months Ended June 30, 2001 (unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Investment Income:
Interest income	$ 1,643	$ 239,158	$ --
Dividend income	363,758	93,973	15,764

Total Income	365,401	333,131	15,764

Expenses:
Investment advisory fees	318,815	121,058	63,842
Administration fees	67,748	22,867	13,567
Distribution services fee (Investor A Shares)	72,618	13,797	17,967
Distribution services and shareholder service fees (Investor B Shares)	108,048	79,323	7,936
Custodian and accounting fees	60,998	21,455	12,389
Audit and legal fees	12,010	806	2,157
Trustees' fees and expenses	8,099	--	2,045
Transfer agent fees	61,963	26,132	35,375
Registration and filing fees	2,808	1,124	6,914
Printing costs	13,035	3,763	1,813

Gross Expenses	726,142	290,325	164,005
Less: Fee waivers
Investment advisory fees	--	(13,451)	--
Distribution services fee (Investor A Shares)	--	(2,195)	--

Net Expenses	726,142	274,679	164,005

Net Investment Income (Loss)	(360,741)	58,452	(148,241)

Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	(2,654,647)	(584,490)	(2,730,683)
Net change in unrealized appreciation from investments	(11,434,586)	(2,019,602)	(2,633,799)

Net realized/unrealized gains from investments	(14,089,233)	(2,604,092)	(5,364,482)

Change in net assets resulting from operations	$ (14,449,974)	$ (2,545,640)	$ (5,512,72)

See Notes which are an integral part of the Financial Statements

Statements of Operations

The Riverfront Funds

For the Six Months Ended June 30, 2001 (unaudited)

	Select Value Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Investment Income:
Interest income	$ --	$ 1,396,449	$ 4,637,728
Dividend income	209,554	57,937	6,412

Total Income	209,554	1,454,386	4,644,140

Expenses:
Investment advisory fees	156,637	92,955	134,675
Administration fees	28,030	39,505	152,481
Distribution services fee (Investor A)	30,224	56,187	210,323
Distribution services and shareholder service fees (Investor B)	43,987	7,636	--
Custodian and accounting fees	24,771	26,226	45,335
Audit and legal fees	4,467	4,461	20,695
Trustees' fees and expenses	3,035	3,256	16,222
Transfer agent fees	30,605	20,781	18,150
Registration and filing fees	3,883	2,511	5,263
Printing costs	15,250	5,852	21,942

Gross Expenses	340,889	259,370	625,086
Less: Fee Waivers
Investment advisory fees	(16,487)	--	--
Distribution services fee (Investor A Shares)	(2,424)	(8,884)	(85,026)

Net Expenses	321,978	250,486	540,060

Net Investment Income	(112,424)	1,203,900	4,104,080

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,468,358)	31,574	1,442
Net change in unrealized appreciation/(depreciation) from investments	151,139	376,376	--

Net realized/unrealized gains (losses) from investments	(2,317,219)	407,950	1,442

Change in net assets resulting from operations	$ (2,429,643)	$ 1,611,850	$ 4,105,522

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

The Riverfront Funds

	Large Company Select Fund		Balanced Fund		Small Company Select Fund

	Period Ended June 30, 2001*	Year Ended December 31, 2000	Period Ended June 30, 2001*	Year Ended December 31, 2000	Period Ended June 30, 2001*	Year Ended December 31, 2000
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (360,741)	$ (1,111,694)	$ 58,452	$ 241,305	$ (148,241)	$ (386,747)
Net realized gains (losses) from investment transactions	(2,654,647)	8,725,636	(584,490)	2,674,165	(2,730,683)	2,427,753
Net change in unrealized appreciation (depreciation) from investments	(11,434,586)	(31,955,198)	(2,019,602)	(2,612,874)	(2,633,799)	(8,072,506)

Change in net assets resulting from operations	(14,449,974)	(24,341,256)	(2,545,640)	302,596	(5,512,723)	(6,031,500)

Distributions to Shareholders:
Distributions to Investor A Shareholders:
From net investment income	--	--	(50,090)	(163,753)	--	--
From net realized gains from investments	--	(8,133,769)	--	(1,165,443)	--	(3,154,263)
In excess of net realized gains	--	(73,057)	--	--	--	--
Distributions to Investor B Shareholders:
From net investment income	--	--	(9,490)	(76,519)	--	--
From net realized gains from investments	--	(3,082,475)	--	(1,704,157)	--	(341,123)
In excess of net realized gains	--	(27,687)	--	--	--	--

Change in net assets from shareholder distributions	--	(11,316,988)	(59,580)	(3,109,872)	--	(3,495,386)

Capital Transactions:
Proceeds from shares issued	10,265,218	40,188,042	1,447,553	6,610,382	869,530	10,005,456
Dividends reinvested	--	11,226,868	54,507	3,017,679	--	3,346,410
Cost of shares redeemed	(19,892,372)	(29,078,78)	(2,834,362)	(7,404,932)	(1,717,829)	(8,511,894)

Change in net assets from capital transactions	(9,627,154)	22,336,128	(1,332,302)	2,223,129	(848,299)	4,839,972

Change in net assets	(24,077,128)	(13,322,116)	(3,937,522)	(584,147)	(6,361,022)	(4,686,914)
Net Assets:
Beginning of year	93,788,836	107,110,952	29,544,631	30,128,778	20,877,493	25,564,407

End of year	$ 69,711,708	$ 93,788,836	$ 25,607,109	$ 29,544,631	$ 14,516,471	$ 20,877,493

Share Transactions:
Issued	979,875	2,360,877	127,329	472,071	137,829	812,721
Reinvested	--	913,401	4,767	241,610	--	456,375
Redeemed	(1,881,643)	(1,751,776)	(241,915)	(532,106)	(273,376)	(717,649)

Change in shares	(901,768)	1,522,502	(109,819)	181,575	(135,547)	551,447)

* For the six months ended June 30, 2001 (unaudited).

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

The Riverfront Funds

	Select Value Fund		U.S. Government Income Fund		U.S. Government Securities Money Market Fund
	Period Ended June 30, 2001*	Year Ended December 31, 2000	Period Ended June 30, 2001*	Year Ended December 31, 2000	Period Ended June 30, 2001*	Year Ended December 31, 2000
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (112,424)	$ (224,461)	$ 1,203,900	$ 2,242,868	$ 4,104,080	$ 9,361,884
Net realized gains (losses) from investment transactions	(2,468,358)	1,997,942	31,574	114,810	1,442	785
Net change in unrealized appreciation (depreciation) from investments	151,139	(2,957,416)	376,376	2,016,722	--	--

Change in net assets resulting from operations	(2,429,643)	(1,183,935)	1,611,850	4,374,400	4,105,522	9,362,669

Distributions to Shareholders:
Distributions to Investor A Shareholders:
From net investment income	--	--	(1,167,999)	(2,182,851)	(3,885,947)	(9,361,884)
From net realized gains from investments	--	--	--	--	--	--
In excess of net realized gains	--	--	--	--	--	--
From paid-in capital	--	--	--	--	--	--
Distributions to Investor B/Institutional Shareholders:**
From net investment income	--	--	(28,369)	(60,857)	(218,133)	--
From net realized gains from investments	--	--	--	--	--	--
In excess of net realized gains	--	--	--	--	--	--
From paid-in capital	--	--	--	--	--	--

Change in net assets from shareholder distributions	--	--	(1,196,368)	(2,243,708)	(4,104,080)	(9,361,884)

Capital Transactions:
Proceeds from shares issued	2,183,630	10,010,185	3,639,007	8,572,885	290,556,353	384,522,799
Dividends reinvested	--	--	266,189	454,496	1,490,478	3,008,757
Cost of shares redeemed	(4,911,492)	(10,817,489)	(2,057,354)	(4,488,636)	(252,577,348)	(419,255,779)

Change in net assets from capital transactions	(2,727,862)	(807,304)	1,847,842	4,538,745	39,469,483	(31,724,223)

Change in net assets	(5,157,505)	(1,991,239)	2,263,324	6,669,437	39,470,925	(31,723,438)
Net Assets:
Beginning of year	35,658,404	37,649,643	44,943,461	38,274,024	162,804,064	194,527,502

End of year	$ 30,500,899	$ 35,658,404	$ 47,206,785	$ 44,943,461	$ 202,274,989	$ 162,804,064

Share Transactions:
Issued	205,200	860,277	376,786	926,919	290,556,353	384,522,796
Reinvested	--	--	27,492	48,744	1,490,478	3,008,757
Redeemed	(458,075)	(932,945)	(211,781)	(479,433)	(252,577,348)	(419,255,779)

Change in shares	(252,875)	(72,668)	192,497	496,230	39,469,483	(31,724,226)

* For the six months ended June 30, 2001 (unaudited).

** Effective April 27, 2001, the Institutional Shares (IS) were added to the U.S. Government Securities Money Market Fund. Information represents Investor B Shares for the Select Value Fund and the U.S. Government Income Fund, and the IS Shares for the U.S. Government Securities Money Market Fund.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds

June 30, 2001 (unaudited)

Large Company Select Fund

Shares		Market Value
Common Stocks (94.4%)
Banks (1.8%)
4,600	Mellon Bank Corp (b)	$211,600
13,000	South Trust Corp.	338,000
15,000	Wells Fargo & Co.	696,450

		1,246,050

Biopharmaceuticals (1.7%)
25,000	Medimmune (b)	1,180,000

Brokerage (1.7%)
15,000	Lehman Brothers Holding Inc.	1,166,250

Business & Public Services (0.6%)
7,000	United Parcel Service Class B	404,600

Computers & Peripherals (9.1%)
70,000	Cisco Systems, Inc. (b)	1,274,000
45,000	EMC Corp-Mass (b)	1,307,250
10,000	Global Crossing Ltd. (b)	86,400
15,000	IBM Corp.	1,695,000
40,000	Sun Microsystems, Inc. (b)	628,800
20,000	Veritas Software Corp. (b)	1,330,600

		6,322,050

Diversified (14.5%)
10,000	Colgate-Palmolive Co.	589,900
25,000	Dynegy Inc. Class A	1,162,500
5,000	General Dynamics Corp.	389,050
80,000	General Electric Co.	3,900,000
30,000	SYSCO Corp.	814,500
60,000	Tyco International Ltd.	3,270,000

		10,125,950

Electronics (0.4%)
15,000	Solectron Corp. (b)	274,500

Financial Services (10.3%)
15,000	Bank of New York Co. Inc.	720,000
21,000	Capital One Financial Co.	1,260,000
60,300	Citigroup Inc.	3,186,252
10,000	JP Morgan Chase & Co.	446,000
10,000	Providian Financial Corp.	592,000
12,000	Stillwell Financial Inc.	402,720
25,000	US Bancorp	569,750

		7,176,722

Insurance (3.1%)
25,000	American International Group	2,150,000

Media (5.9%)
10,000	Clear Channel Communications	627,000
10,000	Qwest Communications International	318,700
60,000	Time Warner, Inc.	3,180,000

		4,125,700

Medical Supplies (3.9%)
10,500	Cardinal Health Inc.	724,500
40,000	Johnson & Johnson	2,000,000

		2,724,500

Metals and Mining (0.8%)
15,000	Alcoa Inc.	591,000

Oil--Integrated Companies (4.6%)
20,000	Exxon Mobil Corp.	1,747,000
7,700	Royal Dutch Petro--NY Shares	448,679
25,000	TransOcean Sedco Forex	1,031,250

		3,226,929

Pharmaceuticals (8.8%)
20,000	Amgen Inc. (b)	1,213,600
20,000	Eli Lilly & Co.	1,480,000
70,000	Pfizer, Inc.	2,803,500
10,000	UnitedHealth Group	617,500

		6,114,600

Retails (8.8%)
40,000	Home Depot, Inc.	1,862,000
25,000	Kohl's Corp. (b)	1,568,250
30,000	Walgreen Co.	1,024,500
35,000	Wal-Mart Stores, Inc.	1,708,000

		6,162,750

Semiconductors (5.4%)
20,000	Applied Materials Inc. (b)	982,000
40,000	Intel Corp.	1,170,000
50,000	Texas Instruments, Inc.	1,642,500

		3,794,500

Software & Computer Services (7.2%)
25,000	Bea Systems, Inc.	767,750
50,000	Microsoft Corp. (b)	3,650,000
30,000	Oracle Corp. (b)	570,000

		4,987,750

Telecommunications--Equipment (3.3%)
20,000	Ciena Corp. (b)	760,000
15,000	Corning Inc.	250,650
35,000	Nokia Corp. ADR	771,400
25,000	Nortel Networks Corp.	227,250
15,000	Tellabs Inc. (b)	289,200

		2,298,500

Utilities--Telecommunications (2.5%)
40,000	Broadwing, Inc. (b)	978,000
17,000	Sprint PCS Corp. (b)	410,550
6,500	Verizon Communications	347,750

		1,736,300

Total Common Stocks (Identified Cost $66,806,531)		65,808,651

Investment Companies (1.2%)
834,579	Fidelity Institutional Treasury Money Market Fund	834,579

Total Investment Companies (Identified Cost $834,579)		834,579

Total Investments (Identified Cost $67,641,110) (a)		$66,643,230

(a) The cost of investments for federal tax purposes amounts to $67,641,110. The net unrealized depreciation of investments on a federal tax basis amounts to $997,880 which is comprised of $8,791,841 appreciation and $9,789,721 depreciation at June 30, 2001.

(b) Represents non-income producing securities.

ADR--American Depositary Receipt

Note: The categories of investments are shown as a percentage of net assets ($69,711,708) at June 30, 2001.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds

June 30, 2001 (unaudited)

Balanced Fund

Shares		Market Value
Common Stocks (65.6%)
Banks (2.8%)
3,000	Bank of America Corp.	$180,090
2,500	Bank of New York Co., Inc.	120,000
3,000	Fifth Third Bancorp	180,150
5,000	Wells Fargo & Company	232,150

		712,390

Biopharmaceuticals (0.9%)
5,000	Medimmune Inc. (b)	236,000

Brokerage (2.2%)
5,000	Lehman Brothers Hldg. Co.	388,750
3,000	Merrill Lynch & Co.	177,750

		566,500

Business & Public Service (0.6%)
2,500	United Parcel Service	144,500

Computers & Peripherals (4.5%)
13,000	Cisco Systems, Inc. (b)	236,600
5,000	Dell Computer Corp. (b)	130,750
7,000	EMC Corp-Mass	203,350
5,000	Global Systems Inc. (b)	43,200
3,500	IBM Corp.	395,500
2,000	Veritas Software Corp.	133,060

		1,142,460

Consumer Products (0.9%)
7,000	Clorox Co.	237,650

Diversified (7.1%)
15,000	General Electric Co.	731,250
3,000	Illinois Tool Works	190,260
5,000	SYSCO Corp.	135,750
11,000	Tyco International Ltd.	599,500
3,000	Weyerhaeuser Co.	164,910

		1,821,670

Financial Services (6.2%)
3,000	Capital One Financial Co.	180,000
9,333	Citigroup Inc.	493,156
2,000	Fannie Mae	170,300
5,000	Providian Financial Corp.	296,000
20,000	US Bancorp	455,800

		1,595,256

Independent Power Producer (3.5%)
7,000	Calpine Corp. (b)	264,600
5,000	Dynegy Inc. Class A	232,500
5,000	Mirant Corp. (b)	172,000
10,000	NRG Energy, Inc. (b)	220,800

		889,900

Insurance (1.7%)
5,000	American International Group	430,000

Medical Supplies (2.0%)
10,000	Johnson & Johnson	500,000

Media (4.0%)
12,500	AOL Time Warner, Inc.	662,500
2,700	Clear Channel Communications, Inc. (b)	169,290
6,000	Qwest Communications Intl (b)	191,220

		1,023,010

Oil--Integrated Companies (2.7%)
2,000	Exxon Mobile Corp.	174,700
6,000	Halliburton Co.	213,600
1,000	Royal Dutch Petro-NY Shares	58,270
6,000	Transocean Sedco Forex	247,500

		694,070

Pharmaceuticals (7.8%)
9,000	Amgen Inc. (b)	546,120
6,000	Cardinal Health Inc.	414,000
7,000	Eli Lilly & Co.	518,000
13,000	Pfizer, Inc.	520,650

		1,998,770

Retail (6.9%)
10,000	GAP, INC.	290,000
10,000	Home Depot, Inc.	465,500
3,000	Kohl's Corp.	188,190
10,000	Walgreen Co.	341,500
10,000	Wal-Mart Stores, Inc.	488,000

		1,773,190

Semiconductors (3.7%)
3,000	Applied Materials, Inc. (b)	147,300
2,200	Broadcom Corp. Class A (b)	94,072
13,000	Intel Corp.	380,250
10,000	Texas Instruments, Inc.	328,500

		950,122

Software & Computer Services (3.3%)
4,000	BEA Systems Inc.	122,840
10,000	Microsoft Corp. (b)	730,000

		852,840

Telecommunications--Equipment (1.4%)
3,000	Ciena Corp. (b)	114,000
4,000	JDS Uniphase Corp. (b)	51,000
9,000	Nokia Corp. ADR	198,360

		363,360

Utilities--Telecommunications (3.4%)
10,000	Broadwing, Inc.	244,500
3,000	SBC Communications Inc.	120,180
10,000	Sprint PCS Corp. (b)	241,500
5,000	Verizon Communications	267,500

		873,680

Total Common Stocks (Identified Cost $16,403,723)		16,805,368

U.S. Government Agencies (29.0%)
Federal Home Loan Bank (1.9%)
500,000	6.075%, 10/29/08	493,570

Federal Home Loan Mortgage Corp. (16.0%)
1,000,000	6.59%, 07/23/08, Callable 07/30/01 @ 100	1,000,030
3,000,000	6.625%, 08/15/02	3,082,500

		4,082,530

Federal National Mortgage Assoc. (11.1%)
300,000	5.75%, 04/15/03	306,456
1,000,000	6.09%, 01/12/09	983,390
1,250,000	6.67%, 08/01/01	1,252,275
300,000	6.95%, 11/13/06	303,210

		2,845,331

Total U.S. Government Agencies (Identified Cost $7,333,435)		7,421,431

Investment Companies (4.8%)
8,702	Dreyfus Treasury Prime Fund	8,702
695,208	Fidelity Institutional Treasury Money Market Fund	695,208
526,370	Merrill Lynch Government Money Market Fund	526,370

Total Investment Companies (Identified Cost $1,230,280)		1,230,280

Total Investments (Identified Cost $24,967,438) (a)		$25,457,079

(a) The cost of investments for federal tax purposes amounts to $26,854,988. The net unrealized appreciation of investments on a federal tax basis amounts to $489,641 which is comprised of $2,605,427 appreciation and $2,115,786 depreciation at June 30, 2001.

(b) Represents non-income producing securities.

ADR--American Depositary Receipt

Note: The categories of investments are shown as a percentage of net assets ($25,607,109) at June 30, 2001.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds

June 30, 2001 (unaudited)

Small Company Select Fund

Shares		Market Value
Common Stocks (99.0%)
Apparel (1.6%)
6,000	American Eagle Outfitters (b)	$211,440
600	Jones Apparel Group (b)	25,920

		237,360

Automotive (4.0%)
850	Copart Inc. (b)	24,863
20,000	Gentex Corp. (b)	557,400

		582,263

Banks (2.9%)
700	Cullen/Frost Bankers, Inc.	23,695
16,000	National Commerce Bancorp	389,920

		413,615

Biopharmaceuticals (19.0%)
30,000	Allos Therapeutics, Inc.	136,500
8,200	Aurora Biosciences Corp. (b)	254,200
44,000	Dendreon Corp. (b)	736,120
10,000	ILEX Oncology, Inc. (b)	299,000
17,400	MedImmune, Inc. (b)	821,280
8,000	Myriad Genetics (b)	506,560

		2,753,660

Beverages (0.2%)
650	Constellation Brands, Inc. (b)	26,650

Brokerage Services (3.4%)
10,000	Legg Mason Inc.	497,600

Building and Construction (0.4%)
660	Shaw Group, Inc. (b)	26,466
625	Toll Brothers, Inc. (b)	24,569

		51,035

Computers & Business (4.4%)
19,000	Amazon.com (b)	268,850
1,800	Earthlink Inc. (b)	25,380
1,400	F5 Networks (b)	24,598
2,500	Information Resources Inc. (b)	25,850
6,100	Internet Security Systems (b)	296,216

		640,894

Computer & Peripherals (2.8%)
6,700	Comverse Technology, Inc. (b)	382,570
1,950	Register.com (b)	30,205

		412,775

Consumer Goods (0.2%)
550	American Italian Pasta -- A (b)	25,520

Educational Institutions (2.4%)
9,600	DeVry Inc. (b)	346,752

Electrical Equipment (3.6%)
1,500	Checkpoint Systems, Inc. (b)	25,710
21,000	Sanmina Corp. (b)	491,610

		517,320

Financial Services (10.3%)
17,200	Eaton Vance Corp.	606,300
18,800	SEI Corp.	891,120

		1,497,420

Food--Meat Products (0.2%)
650	Smithfield Foods Inc.	26,195

Media (1.5%)
110,000	Globix Corp. (b)	221,100

Medical Laser Systems (0.1%)
8,000	LCA-Vision Inc. (b)	20,000

Oil--Energy (0.2%)
1,700	XTO Energy	24,395

Pharmaceuticals (4.1%)
400	AdvacnePCS (b)	25,620
9,300	Celgene Corp. (b)	268,305
350	Cephalon Inc. (b)	24,675
1,000	Quintiles Transnational Corp	25,250
5,000	Sepracor (b)	199,000
550	Universal Health Services	25,025
350	Varian Medical Systems	25,025

		592,900

Printing & Publishing (0.5%)
4,900	Multi Color Corp. (b)	73,255

Radio (5.2%)
27,000	Cox Radio Inc. Class A (b)	751,950

Retail-Specialty Stores (2.3%)
11,000	Bed Bath & Beyond, Inc. (b)	330,000

Semiconductors (13.9%)
12,500	Cypress Semiconductor Co. (b)	298,125
1,000	NETsilicon, Inc. (b)	4,750
12,000	Novellus Systems, Inc. (b)	681,480
23,000	Plexus Corp. (b)	759,000
13,200	Vitesse Semiconductor Corp. (b)	277,728

		2,021,083

Software & Computer Services (11.2%)
1,000	Ariba, Inc. (b)	5,500
20,000	BEA Systems, Inc. (b)	614,200
16,312	Digex Inc. (b)	212,056
23,800	Exodus Communications, Inc. (b)	49,028
28,000	i2 Technologies, Inc. (b)	554,400
3,225	VeriSign, Inc. (b)	193,532

		1,628,716

Telecommunications--Equipment (1.7%)
24,000	MRV Communications, Inc. (b)	224,400
2,500	Neon Communications Inc. (b)	17,475
1,000	Signal Soft Corp. (b)	11,500

		253,375

Utilities--Telecommunications (0.4%)
1,800	Boston Communications Group (b)	25,920
3,125	NTL Inc. (b)	37,656

		63,576

Wholesale Distribution (2.5%)
6,000	Expeditors International of Washington, Inc.	360,000

Total Common Stocks (Identified Cost $14,524,607)		14,369,409

Investment Companies (2.1%)
298,288	Fidelity Institutional Treasury Money Market Fund	298,288

Total Investment Companies (Identified Cost $298,288)		298,288

Total Investments (Identified Cost $14,822,895) (a)		$14,667,697

(a) The cost of investments for federal tax purposes amounts to $14,822,895. The net unrealized depreciation of investments on a federal tax basis amounts to $155,198 which is comprised of $4,192,624 appreciation and $4,347,822 depreciation at June 30, 2001.

(b) Represents non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets ($14,516,471) at June 30, 2001.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds

June 30, 2001 (unaudited)

Select Value Fund

Shares		Market Value
Common Stocks (92.2%)
Banks (15.9%)
14,000	Bank Of America Corp.	$840,420
26,846	Bank One Corp.	961,087
22,000	Citigroup, Inc.	1,162,480
24,500	Compass Bancshares, Inc.	649,250
35,500	First Union Corp.	1,240,370

		4,853,607

Brokerage Services (4.3%)
22,000	Merrill Lynch & Co.	1,303,500

Computer And Peripherals (4.6%)
12,000	Dell Computer Group (b)	313,800
9,600	IBM Corp.	1,084,800
1,176	MCI Group (b)	18,934

		1,417,534

Consumer Goods And Services (3.0%)
13,500	Clorox Co.	458,325
5,000	Quaker Oats Company	456,250

		914,575

Containers--Paper/Plastic (1.4%)
17,000	Sonoco Products Co.	422,960

Diversified (5.7%)
16,000	General Electric Co.	780,000
14,000	Honeywell International, Inc.	489,860
8,400	Weyerhaeuser Co.	461,748

		1,731,608

Entertainment (2.5%)
26,550	The Walt Disney Co.	767,030

Independent Power Producer (11.1%)
24,200	Calpine Corp. (b)	914,760
24,000	Dynegy, Inc.	1,116,000
27,725	Mirant Corp. (b)	953,740
18,000	NRG Energy, Inc.	397,440

		3,381,940

Financial Services (1.5%)
20,000	US Bancorp	455,800

Insurance (1.2%)
7,500	Jefferson--Pilot Corp.	362,400

Media (1.5%)
9,000	Time Warner, Inc.	477,000

Medical Supplies (1.5%)
9,150	Johnson & Johnson	457,500

Non-Hazardous--Waste Disposal (1.6%)
15,800	Waste Management Inc.	486,956

Oil--Integrated Companies (7.3%)
10,000	Exxon Mobil Corp.	873,500
12,500	Royal Dutch Petroleum--NY Shares	728,375
9,425	Texaco, Inc.	627,705

		2,229,580

Pharmaceuticals (6.8%)
12,400	Amgen, Inc. (b)	752,432
21,687	Pfizer, Inc.	868,564
12,165	Schering-Plough	440,860

		2,061,856

Real Estate Investments & Trusts (3.1%)
16,000	Simon Property Group, Inc.	479,520
17,800	Healthcare Realty Trust	468,140

		947,660

Retail (3.9%)
10,300	Gap, Inc.	298,700
12,200	Kroger Company	305,000
4,100	Lowe's Companies	297,455
8,700	Target, Inc.	301,020

		1,202,175

Semiconductors (3.5%)
10,600	Intel Corp.	310,050
68,000	NetSilicon, Inc.	323,000
12,900	Texas Instruments, Inc.	423,765

		1,056,815

Software & Computer Services (3.9%)
11,700	Microsoft Corp.	854,100
17,200	Oracle Corp.	326,800

		1,180,900

Telecommunications--Equipment (0.4%)
8,000	Motorola, Inc.	132,480

Utilities--Energy Products (2.9%)
9,100	AES Corporation (b)	391,755
10,225	Enron Corp.	501,025

		892,780

Utilities--Telecommunications (4.6%)
31,200	Broadwing, Inc. (b)	762,840
3,538	Verizon Communications	189,283
29,400	Worldcom, Inc. (b)	439,824

		1,391,947

Total Common Stocks (Identified Cost ($27,350,468)		28,128,603

Investment Companies (1.9%)
564,942	Fidelity Institutional Treasury Money Market Fund	564,942

Total Investment Companies (Identified Cost $564,942)		564,942

Total Investments (Identified Cost $27,915,410) (a)		$28,693,545

(a) The cost of investments for federal tax purposes amounts to $27,915,410. The net unrealized appreciation of investments on a federal tax basis amounts to $778,135 which is comprised of $3,794,995 appreciation and $3,016,860 depreciation at June 30, 2001.

(b) Represents non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets ($30,500,899) at June 30, 2001.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds

June 30, 2001 (unaudited)

U.S. Government Income Fund

Principal Amount		Market Value
Corporate Bonds (13.3%)
Banks (3.2%)
500,000	Mellon Capital I, Series A, 7.72%, 12/01/26, Callable 12/01/26 @103.86, Guaranteed by Mellon Bank Corp.	$490,625
1,000,000	Midland Bank PLC (HSBC) 6.95%, 03/15/11	1,003,750

		1,494,375

Financial Services (5.9%)
1,000,000	American Express Master Trust, Series 1998-1, Class A, 5.90%, 05/15/03, ABS	1,020,460
861,280	Countrywide Home Loans, Inc., Series 1998-11, Class A10, 6.25%, 08/25/28, CMO	865,225
406,397	Countrywide Home Loans, Inc., Series 1998-1, Class AF2, 6.27%, 04/25/28, ABS	410,872
465,039	Merrill Lynch Mortgage Investors, Inc., 8.50%, 07/15/17	481,232

		2,777,789

Food Processing & Packaging (1.0%)
500,000	McCormick & Co., Inc., 8.95%, 07/01/01	500,000

Medical (1.1%)
500,000	Pharmacia Corp. 6.10%, 02/03/05	506,250

Private Export Funding Corp. (2.1%)
1,000,000	6.24%, 05/15/02, Series VV, Guaranteed by Export-Import Bank of The United States	1,018,750

Total Corporate Bonds (Identified Cost $6,226,097)		6,297,164

U.S. Government Agencies (78.7%)
Federal Agricultural Mortgage Corp. (2.1%)
1,000,000	5.90%, 03/03/09	998,750

Federal Home Loan Bank (16.1%)
1,500,000	6.075%, 10/29/08	1,480,710
2,500,000	6.375%, 08/15/06	2,584,500
2,000,000	6.75%, 05/01/02	2,045,400
725,000	6.85%, 12/27/04	748,563
725,000	6.875%, 08/15/05	763,062

		7,622,235

Federal Home Loan Mortgage Corp. (16.8%)
225,000	6.20%, 04/15/03	231,145
1,095,000	6.22%, 03/18/08	1,100,825
1,000,000	6.44%, 10/24/07	1,032,730
500,000	6.50%, 02/26/08	500,015
1,500,000	6.60%, 07/20/10	1,488,690
3,000,000	6.625%, 08/15/02	3,082,500
500,000	6.89%, 03/01/11	499,385

		7,935,290

Federal National Mortgage Association (34.7%)
1,000,000	5.25%, 01/15/09	954,710
1,702,446	5.50%, 04/01/24 Pool #280553	1,606,258
1,000,000	5.87%, 09/02/08	1,001,740
416,684	6.00%, 02/01/ 03	421,727
372,199	6.00%, 05/01/03 Pool #347156	376,703
1,000,000	6.00%, 05/15/08	1,006,330
1,000,000	6.03%, 02/02/09	980,810
1,000,000	6.10%, 01/22/08	1,000,660
2,000,000	6.40%, 05/14/09	2,005,000
1,000,000	6.50%, 12/25/07, Series 1993-43, Class H, CMO	1,018,200
3,000,000	6.50%, 10/25/28, Series 1998-58, Class PC, CMO	2,901,420
1,000,000	6.51%, 05/06/08	1,013,750
655,000	6.55%, 11/21/07	660,371
1,375,000	7.50%, 11/01/15	1,416,057

		16,363,736

Government National Mortgage Association (6.3%)
288,909	7.00%, 11/15/08 Pool #363175	298,866
320,528	7.00%, 1/15/09 Pool #363194	331,458
934,942	7.00%, 02/15/09 Pool #383488	966,824
1,116,678	7.15%, 02/15/09 Pool #780419	1,164,426
200,687	8.00%, 05/15/23, Pool #351752	210,397

		2,971,971

Tennessee Valley Authority (2.7%)
1,250,000	6.235%, 07/15/20, Series B, Callable 07/15/20 @ 100, Putable 07/15/01 @100	1,250,000

Total U.S. Government Agencies (Identified Cost $36,782,937)		37,141,982

U.S. Treasury Notes (4.8%)
2,000,000	7.25%, 05/15/16	2,275,800

Total U.S. Treasury Notes (Identified Cost $2,311,363)		2,275,800

Investment Companies (2.4%)
1,115,616	Fidelity Institutional Treasury Money Market Fund	1,115,616

Investment Companies (Identified Cost $1,115,616)		1,115,616

Total Investments (Identified Cost $46,436,013) (a)		$46,830,562

(a) The cost of investments for federal tax purposes amounts to $46,436,013. The net unrealized appreciation of investments on a federal tax basis amounts to $394,549 which is comprised of $723,072 appreciation and $328,523 depreciation at June 30, 2001.

ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation

Note: The categories of investments are shown as a percentage of net assets ($47,206,785) at June 30, 2001.

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds

June 30, 2001 (unaudited)

U.S. Government Securities Money Market Fund

Principal Amount		Market Value
U.S. Government Agencies (89.3%)
Federal Home Loan Bank (19.5%)
6,000,000	3.62%, 08/01/01	$5,981,297
11,000,000	3.65%, 08/08/01	10,957,356
6,000,000	3.56%, 09/07/01	5,959,653
4,000,000	3.675%, 09/12/01	3,970,192
6,000,000	Discount Note, 07/11/01	5,993,167
3,000,000	5.05%, 02/05/02	2,999,611
2,500,000	5.50%, 03/01/02	2,504,654
1,000,000	6.25%, 08/24/01	1,000,918

		39,366,848

Federal Farm Credit Bank (6.4%)
5,000,000	3.82%, 07/09/01	4,995,756
8,000,000	3.83%, 07/16/01	7,987,233

		12,982,989

Federal Home Loan Mortgage Corp. (16.5%)
6,000,000	Discount Note, 07/10/01	5,994,240
6,000,000	Discount Note, 07/12/01	5,992,392
4,507,000	Discount Note, 07/13/01	4,499,428
5,000,000	Discount Note, 07/20/01	4,987,993
6,000,000	Discount Note, 08/07/01	5,976,875
6,000,000	Discount Note, 08/23/01	5,965,727

		33,416,655

Federal National Mortgage Association (46.9%)
4,000,000	3.52%, 08/21/01	3,980,053
6,000,000	3.53%, 09/13/01	5,956,463
6,000,000	3.57%, 08/14/01	5,973,820
6,000,000	3.61%, 09/27/01	5,947,053
12,000,000	3.73%, 07/03/01	11,997,467
6,000,000	3.75%, 08/16/01	5,971,250
5,553,000	3.83%, 07/17/01	5,543,548
6,000,000	3.84%, 08/10/01	5,974,400
6,000,000	3.86%, 07/24/01	5,985,203
6,000,000	3.87%, 07/06/01	5,996,775
6,000,000	Discount Note, 07/26/01	5,984,083
6,000,000	Discount Note, 08/09/01	5,975,170
6,000,000	3.95%, 07/18/01	5,989,007
6,000,000	Discount Note, 07/05/01	5,997,267
4,000,000	Discount Note, 10/18/01	3,951,192
3,650,000	6.375%, 01/16/02	3,682,530

		94,905,281

Total U.S.Government Agencies		180,671,773

Repurchase Agreements (10.9%)
22,059,000	Morgan Stanley Dean Witter & Co., 3.85%, dated 06/30/01, due 07/02/01 (Collateralized by U.S. Government Agency Securities)	22,059,000

Total Investments (at amortized cost) (a)		$202,730,773

(a) Also represents cost for Federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($202,274,989) at June 30, 2001.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

The Riverfront Funds

June 30, 2001 (unaudited)

1. Organization:

The Riverfront Funds, Inc. was organized on March 27, 1990, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Effective December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with The Riverfront Funds, an Ohio business trust (the "Trust"), created for such purpose. The Trust is authorized to issue six series of shares of beneficial interest, without par value, representing interests in different portfolios of securities as follows: The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Income Fund and The Riverfront U.S. Government Securities Money Market Fund (each, a "Fund"; and collectively, the "Funds").

The investment objective of the Large Company Select Fund is to seek long term growth of capital with current income as a secondary objective. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Small Company Select Fund is to seek capital growth. The investment objective of the Select Value Fund is to seek long-term growth of capital. The investment objective of the U.S. Government Income Fund is to seek a high level of current income consistent with preservation of capital by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. government short-term securities while preserving capital and maintaining liquidity.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Sales of shares of the Funds may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

The Large Company Select Fund, the Balanced Fund, the Small Company Select Fund, the Select Value Fund and the U.S. Government Income Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") also offers two classes of shares: Investor A Shares and Institutional Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within seven years of purchase are subject to varying contingent deferred sales charges in accordance with the Funds' prospectus. Investor B Shares, other than those purchased through reinvestment of dividends, convert automatically to Investor A Shares eight years after the date of their issuance. Investor B Shares purchased through dividend reinvestment are not subject to a contingent deferred sales charge. Institutional Shares have a minimum initial investment of $1,000,000. The Institutional Shares are not subject to an initial sales charge or the 12b-l fee and are designed for institutions, such as banks, fiduciaries, custodians of public funds, savings associations & credit unions. Each share class has identical rights and privileges, except with respect to (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, and (iii) the exchange privileges.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the money market fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average fund maturity which exceeds 90 days, in each case calculated in accordance with Rule 2a-7 under the 1940 Act.

Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith under the supervision of the Trust's Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

Security Transactions and Related Income:

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains or losses from sales of securities are determined on an identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The Funds may enter into repurchase agreements with financial institutions such as banks and broker/dealers which Provident, as investment adviser, deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Small Company Select Fund which declares and pays any dividends semiannually. Net investment losses incurred by a Fund are offset against Capital in the accompanying Statements of Assets and Liabilities to the extent that short-term gains are not available in a given year. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. Any taxable distributions declared in December and paid in January of the following fiscal year will be taxable to shareholders in the year declared. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Taxes:

It is the Funds' policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the Code) applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders; therefore, no Federal tax provision is required.

As of December 31, 2000, the following Funds had capital loss carryforwards for tax purposes which are available to offset future capital gains, if any:

Select Value Fund	$4,157,318	Expires 2007
U.S. Government Income Fund	197,542	Expires 2003
U.S. Government Securities Money Market Fund	1,445	Expires 2006

Under current tax law, capital losses realized subsequent to October 31 of the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 2001:

Balanced Fund	$ (161,059)
U.S. Government Income Fund	(234)
Small Company Select Fund	(160,532)

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds, generally on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Riverfront Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2001 are as follows:

	Purchases	Sales
Large Company Select Fund	$ 30,171,736	$ 37,474,790
Balanced Fund	7,767,180	8,944,657
Small Company Select Fund	2,458,194	2,945,822
Select Value Fund	5,713,928	8,628,960
U.S. Government Income Fund	8,618,526	2,475,542

4. Capital Share Transactions:

Transactions in capital shares for the Funds were as follows:

	Large Company Select Fund
	Six Months Ended June 30, 2001	Year Ended December 31, 2000
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$9,453,372	$28,939,607
Dividends reinvested	--	8,205,639
Shares redeemed	(17,520,054)	(23,989,783)

Change in net assets from Investor A share transactions	$(8,066,682)	$13,155,463

Investor B Shares:
Proceeds from shares issued	$811,846	$11,248,435
Dividends reinvested	--	3,021,229
Shares redeemed	(2,372,318)	(5,088,999)

Change in net assets from Investor B share transactions	$(1,560,472)	$9,180,665

SHARE TRANSACTIONS:
Investor A Shares:
Issued	903,485	1,695,408
Reinvested	--	661,212
Redeemed	(1,658,850)	(1,439,098)

Change in Investor A Shares	(755,365)	917,522

Investor B Shares:
Issued	76,390	665,469
Reinvested	--	252,189
Redeemed	(222,793)	(312,678)

Change in Investor B Shares	(146,403)	604,980

	Balanced Fund		Small Company Select Fund
	Six Months Ended June 30, 2001	Year Ended December 31, 2000	Six Months Ended June 30, 2001	Year Ended December 31, 2000
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$1,017,711	$2,877,258	$802,173	$8,484,394
Dividends reinvested	45,477	1,310,783	--	3,017,459
Shares redeemed	(913,372)	(4,271,550)	(1,553,879)	(7,918,929)

Change in net assets from Investor A share transactions	$149,816	$(83,509)	$(751,706)	$3,582,924

Investor B Shares:
Proceeds from shares issued	$429,842	$3,733,124	$67,357	$1,521,062
Dividends reinvested	9,030	1,706,896	--	328,951
Shares redeemed	(1,920,990)	(3,133,382)	(163,950)	(592,965)

Change in net assets from Investor B share transactions	$(1,482,118)	$2,306,638	$(96,593)	$1,257,048

SHARE TRANSACTIONS:
Investor A Shares:
Issued	91,223	209,805	128,360	697,366
Reinvested	3,995	107,234	--	412,221
Redeemed	(80,591)	(311,964)	(246,666)	(664,955)

Change in Investor A Shares	14,627	5,075	(118,306)	444,632

Investor B Shares:
Issued	36,106	262,266	9,469	115,355
Reinvested	772	134,376	--	44,154
Redeemed	(161,324)	(220,142)	(26,710)	(52,694)

Change in Investor B Shares	(124,446)	176,500	(17,241)	106,815

	Select Value Fund		U.S. Government Income Fund
	Six Months Ended June 30, 2001	Year Ended December 31, 2000	Six Months Ended June 30, 2001	Year Ended December 31, 2000
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$2,069,349	$8,757,609	$3,457,463	$8,187,304
Dividends reinvested	--	--	246,235	405,684
Shares redeemed	(3,809,606)	(7,770,655)	(1,905,268)	(3,944,316)

Change in net assets from Investor A share transactions	$(1,740,257)	$986,954	$1,798,430	$4,648,672

Investor B Shares:
Proceeds from shares issued	$114,281	$1,252,576	$181,544	$385,581
Dividends reinvested	--	--	19,954	48,812
Shares redeemed	(1,101,886)	(3,046,834)	(152,086)	(544,320)

Change in net assets from Investor B share transactions	$(987,605)	$(1,794,258)	$49,412	$(109,927)

SHARE TRANSACTIONS:
Investor A Shares:
Issued	194,290	747,703	360,339	890,072
Reinvested	--	--	25,683	44,093
Redeemed	(354,211)	(671,601)	(198,014)	(427,440)

Change in Investor A Shares	(159,921)	76,102	188,008	506,725

Investor B Shares:
Issued	10,910	112,574	16,447	36,847
Reinvested	--	--	1,809	4,651
Redeemed	(103,864)	(261,344)	(13,767)	(51,993)

Change in Investor B Shares	(92,954)	(148,770)	4,489	(10,495)

5. Investment Advisory Fee and Other Transactions with Affiliates:

Investment Advisory Fee--Provident Investment Advisors, Inc., the Fund's investment adviser (the "Adviser"), has entered into an Investment Advisory Agreement with the Trust whereby the Adviser supervises and manages the investment and reinvestment of the assets of the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund as listed on the following page. The Adviser may voluntarily choose to waive any portion of its fee on the Large Company Select, Small Company Select, U.S. Government Income, and U.S. Government Securities Money Market Funds. The Adviser can modify or terminate this voluntary waiver on these Funds at any time at its sole discretion. Effective January 5, 2000, the Adviser enacted a contractual waiver for the Investment Advisory Fee for the Balanced Fund and the Select Value Fund (formerly the Income Equity Fund). The Adviser will limit its fee to 80 basis points for the Balanced Fund and 85 basis points for the Select Value Fund (formerly the Income Equity Fund).

Fund	Annual Rate
Large Company Select Fund	0.80%
Balanced Fund	0.80%
Small Company Select Fund	0.80%
Select Value Fund	0.85%
U.S. Government Income Fund	0.40%
U.S. Government Securities Money Market Fund	0.15%

Administration--Federated Services Company ("FServ"), under an Agreement for administrative Services with the Trust, provides the Funds with certain administrative personnel and services. The fee paid to FServ is equal to 0.17% of the average daily net assets of each Fund.

Distribution Services Fee--Edgewood Services, Inc., ("Distributor") is the principal underwriter and distributor of the Trust. The Trust has adopted Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plans, the Funds will compensate the Distributor from the net assets of the fund to finance activities intended to result in the sale of the Fund's Investor A Shares and Investor B Shares. The Plans provide that the Funds may incur annual distribution expenses up to 0.25% of the average daily net assets of each Fund's Investor A Shares and up to 0.75% of the average daily net assets of each Fund's Investor B Shares to compensate the Distributor. The Distributor does not retain these amounts generally, but uses the fee to compensate investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers, for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals), to promote sales of Shares so that overall Fund assets are maintained or increased.

Shareholder Service Fee--Under the terms of a Shareholder Services Plan, the Funds may pay compensation, in an amount not to exceed 0.25% of the average daily net assets of each Fund's Investor A and B Shares, to banks and other financial institutions including Provident and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of June 30, 2001, there were no shareholder servicing agreements entered into on behalf of the Investor A or B Shares of any of the Funds.

Custodian, Fund Accounting and Recordkeeping Fees--Provident serves as custodian and fund accountant to the Funds. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses--Provident serves as transfer agent and dividend disbursing agent to the Trust. Under the terms of the Master Transfer and Recordkeeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Fund and to be reimbursed for certain out-of-pocket expenses.

Financial Highlights

The Riverfront Funds

	Large Company Select Fund
	Period Ended June 30, 2001*				Years Ended December 31,
					2000		1999		1998
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 12.38		$ 11.95		$ 17.59	$ 17.18	$ 13.89	$ 13.69	$ 11.34	$ 11.28

Income from Investment Operations:
Net investment (loss)	(0.04)		(0.08)		(0.12)	(0.22)	(0.10)	(0.18)	(0.05)	(0.10)
Net realized and unrealized gains (losses) on investments	(1.89)		(1.82)		(3.41)	(3.33)	4.76	4.63	4.47	4.38

Total from investment operations	(1.93)		(1.90)		(3.53)	(3.55)	4.66	4.45	4.42	4.28

Less Distributions:
Net realized gains	--		--		(1.68)	(1.68)	(0.96)	(0.96)	(1.87)	(1.87)
Tax return of capital	--		--		--	--	--	--	--	--

Total Distributions	--		--		(1.68)	(1.68)	(0.96)	(0.96)	(1.87)	(1.87)

Net Asset Value, End of Period	$ 10.45		$ 10.05		$ 12.38	$ 11.95	$ 17.59	$ 17.18	$ 13.89	$ 13.69

Total Return (excludes sales/redemption charge)	(15.59)%		(15.90)%		(20.09)%	(20.69)%	33.57%	32.52%	39.03%	38.00%
Ratios to Average Net Assets:
Expenses	1.62	%(a)	2.37	%(a)	1.51%	2.26%	1.51%	2.26% %	1.66%	2.41%
Net investment loss	(0.70	)%(a)	(1.46	)%(a)	(0.80)%	(1.55)%	(0.75)%	(1.50)%	(0.48)%	(1.28)%
Supplementary Data:
Net Assets, end of period (000 omitted)	$ 50,006		$ 19,706		$ 68,611	$ 25,177	$ 81,318	$ 25,793	$ 50,801	$ 9,416
Portfolio Turnover (b)	40%		40%		81%	81%	35%	35%	69%	69%

* For six months ended June 30, 2001 (unaudited).

(a) Annualized.

(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Large Company Select Fund
	From January 2, 1997 through December 31, 1997 (a)
	Investor A		Investor B
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Income from Investment Operations:
Net investment (loss)	(0.00)		(0.04)
Net realized and unrealized gains (losses) on investments	2.77		2.72

Total from investment operations	2.77		2.68

Less Distributions:
Net realized gains	(1.40)		(1.40)
Tax return of capital	(0.03)		--

Total Distributions	(1.43)		(1.40)

Net Asset Value, End of Period	$ 11.34		$ 11.28

Total Return (excludes sales/redemption charge)	27.93	%(b)	26.97	%(b)
Ratios to Average Net Assets:
Expenses	1.69	%(d)	2.47	%(d)
Net investment loss	0.00	%(d)	(1.10	)%(d)
Supplementary Data:
Net Assets, end of period (000 omitted)	$ 33,614		$ 2,464
Portfolio Turnover (c)	39%		39%

(a) Period from commencement of operations.

(b) Not annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(d) Annualized.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Balanced Fund
	Period Ended June 30, 2001*				Years Ended December 31,
					2000		1999		1998
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 12.08		$ 12.67		$ 13.40	$ 13.97	$ 13.04	$ 13.56	$ 12.30	$ 12.71

Income from Investment Operations:
Net investment income	0.05		0.01		0.18	0.06	0.18	0.07	0.23	0.11
Net realized and unrealized gains on Investments	(1.09)		(1.15)		0.01	0.03	1.51	1.56	2.84	2.95

Total from investment operations	(1.04)		(1.14)		0.19	0.09	1.69	1.63	3.07	3.06

Less Distributions:
Net investment income	(0.05)		(0.01)		(0.18)	(0.06)	(0.18)	(0.07)	(0.23)	(0.11)
In excess of net investment income	--		--		--	--	--	--	(2.10)	(2.10)
Net realized gains	--		--		(1.33)	(1.33)	(1.15)	(1.15)	--	--

Total distributions	(0.05)		(0.01)		(1.51)	(1.39)	(1.33)	(1.22)	(2.33)	(2.21)

Net Asset Value, End of Period	$ 10.99		$ 11.52		$ 12.08	$ 12.67	$ 13.40	$ 13.97	$ 13.04	$ 13.56

Total Return (excludes sales/redemption charge)	(8.61)%		(9.02)%		1.41%	0.66%	13.15%	12.10%	25.29%	24.34%
Ratios to Average Net Assets:
Expenses	1.58	%(a)	2.37	%(a)	1.53%	2.34%	1.61%	2.42%	1.69%	2.50%
Net investment income	0.90	%(a)	0.11	%(a)	1.25%	0.45%	1.32%	0.52%	1.65%	0.84%
Expenses (before waivers)**	1.72	%(a)	2.47	%(a)	1.69%	2.44%	1.77%	2.52%	1.85%	2.60%
Net investment income (before waivers)**	0.76	%(a)	0.01	%(a)	1.09%	0.35%	1.15%	0.42%	1.49%	0.74%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 10,848		$ 14,759		$ 11,748	$ 17,796	$ 12,962	$ 17,167	$ 11,247	$ 13,895
Portfolio Turnover (b)	30%		30%		54%	54%	51%	51%	118%	118%

* For the six months ended June 30, 2001 (unaudited).

** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Balanced Fund
	Years Ended December 31,
	1997		1996
	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 11.69	$ 12.04	$ 11.36	$ 11.70

Income from Investment Operations:
Net investment income	0.23	0.12	0.31	0.26
Net realized and unrealized gains on investments	1.71	1.77	0.33	0.34

Total from investment operations	1.94	1.89	0.64	0.60

Less Distributions:
Net investment income	(0.23)	(0.12)	(0.31)	(0.26)
In excess of net investment income	(1.10)	(1.10)	--	--
Net realized gains	--	--	--	--

Total distributions	(1.33)	(1.22)	(0.31)	(0.26)

Net Asset Value, End of Period	$ 12.30	$ 12.71	$ 11.69	$ 12.04

Total Return (excludes sales/redemption charge)	16.77%	15.82%	5.76%	5.27%
Ratios to Average Net Assets:
Expenses	1.86%	2.72%	1.70%	2.54%
Net investment income	1.80%	0.93%	2.87%	2.03%
Expenses (before waivers)*	2.07%	2.82%	1.94%	2.68%
Net investment income (before waivers)*	1.59%	0.83%	2.63%	1.89%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 9,563	$ 11,483	$ 10,786	$ 10,008
Portfolio Turnover (a)	102%	102%	98%	98%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Small Company Select Fund
	Period Ended June 30, 2001*				Years Ended December 31,
					2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 7.49		$ 7.63		$ 11.44	$ 11.72	$ 7.89	$ 8.14

Income from Investment Operations:
Net investment (loss)	(0.05)		(0.08)		(0.13)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gains (losses) on investment	(1.96)		(1.98)		(2.32)	(2.39)	3.85	3.94

Total from investment operations	(2.01)		(2.06)		(2.45)	(2.59)	3.71	3.74

Less Distributions:
Net realized gains	--		--		(1.50)	(1.50)	(0.16)	(0.16)
In excess of net investment income	--		--		--	--	--	--

Total distributions	--		--		(1.50)	(1.50)	(0.16)	(0.16)

Net Asset Value, End of Period	$ 5.48		$ 5.57		$ 7.49	$ 7.63	$ 11.44	$ 11.72

Total Return (excludes sales/redemption charge)	(26.84)%		(27.00)%		(21.08)%	(21.76)%	47.08%	46.01%
Ratios to Average Net Assets:
Expenses	1.98	%(a)	2.73	%(a)	1.72%	2.45%	1.96%	2.71%
Net investment (loss)	(1.78	)%(a)	(2.53	)%(a)	(1.30)%	(2.04)%	(1.62)%	(2.37)%
Expenses (before waivers)**	1.98	%(a)	2.73	%(a)	1.72%	2.45%	1.96%	2.71%
Net investment (loss) (before waivers)**	(1.78	)%(a)	(2.53	)%(a)	(1.30)%	(2.04)%	(1.62)%	(2.37)%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 13,100		$ 1,417		$ 18,806	$ 2,072	$ 23,633	$ 1,931
Portfolio Turnover (b)	15%		15%		53%	53%	65%	65%

* For the six months ended June 30, 2001 (unaudited).

** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Small Company Select Fund Years Ended December 31,
	1998		1997		1996
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 9.17	$ 9.49	$ 9.43	$ 9.77	$ 9.50	$ 9.91

Income from Investment Operations:
Net investment (loss)	(0.09)	(0.15)	(0.04)	(0.08)	(0.14)	(0.15)
Net realized and unrealized gains on investments	(0.01)	(0.02)	1.75	1.77	1.10	1.04

Total from investment operations	(0.10)	(0.17)	1.71	1.69	0.96	0.89

Less Distributions:
Net realized gains	--	--	--	--	--	--
In excess of net investment income	(1.18)	(1.18)	(1.97)	(1.97)	(1.03)	(1.03)

Total distributions	(1.18)	(1.18)	(1.97)	(1.97)	(1.03)	(1.03)

Net Asset Value, End of Period	$ 7.89	$ 8.14	$ 9.17	$ 9.49	$ 9.43	$ 9.77

Total Return (excludes sales/redemption charge)	(2.26)%	(2.96)%	18.79%	17.86%	10.17%	9.05%
Ratios to Average Net Assets:
Expenses	1.97%	2.72%	2.11%	2.86%	1.91%	2.64%
Net investment (loss)	(1.08)%	(1.88)%	(0.43)%	(1.20)%	(1.25)%	(2.01)%
Expenses (before waivers)*	1.97%	2.72%	2.11%	2.86%	1.91%	2.64%
Net investment (loss) (before waivers)*	(1.08)%	(1.88)%	(0.43)%	(1.20)%	(1.25)%	(2.01)%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 19,826	$ 1,455	$ 24,312	$ 1,265	$ 31,227	$ 687
Portfolio Turnover (a)	114%	114%	67%	67%	162%	162%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Select Value Fund
	Period Ended June 30, 2001*				Years Ended December 31,
					2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A		Investor B
Net Asset Value, Beginning of Period	$ 10.89		$ 11.05		$ 11.22	$ 11.47	$ 10.47		$ 10.76

Income from Investment Operations:
Net investment income (loss)	(0.03)		(0.07)		(0.04)	(0.14)	0.03		(0.07)
Net realized and unrealized gains (losses) on investments	(0.75)		(0.76)		(0.29)	(0.28)	0.75		0.79

Total from investment operations	(0.78)		(0.83)		(0.33)	(0.42)	0.78		0.72

Less Distributions:
Net investment income	--		--		--	--	(0.00	)(a)	--
In excess of net investment income	--		--		--	--	--		--
Tax return of capital	--		--		--	--	(0.03)		(0.01)

Total distributions	--		--		--	--	(0.03)		(0.01)

Net Asset Value, End of Period	$ 10.11		$ 10.22		$ 10.89	$ 11.05	$ 11.22		$ 11.47

Total Return (excludes sales/redemption charge)	(7.16)%		(7.51)%		(2.94)%	(3.66)%	7.44%		6.65%
Ratios to Average Net Assets:
Expenses	1.75	%(b)	2.52	%(b)	1.71%	2.50%	1.84%		2.63%
Net investment income (loss)	(0.48	)%(b)	(1.24	)%(b)	(0.41)%	(1.21)%	0.22%		(0.50)%
Expenses (before waivers)**	1.87	%(b)	2.62	%(b)	1.84%	2.60%	1.87%		2.63%
Net investment income (loss) (before waivers)**	(0.60	)%(b)	(1.34	)%(b)	(0.54)%	(1.31)%	0.19%		(0.50)%
Supplementary Data:
Net Assets, at end of period (000)	$ 22,656		$ 7,844		$ 26,152	$ 9,507	$ 26,075		$ 11,574
Portfolio Turnover (c)	18%		18%		43%	43%	128%		128%

* For the six months ended June 30, 2001 (unaudited).

** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Actual Amount $(0.0038).

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Select Value Fund
	Years Ended December 31,
	1998		1997		1996
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 11.68	$ 11.98	$ 11.92	$ 12.16	$ 11.70	$ 11.85

Income from Investment Operations:
Net investment income	0.12	0.03	0.16	0.06	0.21	0.12
Net realized and unrealized gains on investments	0.25	0.25	3.11	3.17	2.12	2.21

Total from investment operations	0.37	0.28	3.27	3.23	2.33	2.33

Less Distributions:
Net investment income	(0.12)	(0.04)	(0.16)	(0.06)	(0.21)	(0.12)
In excess of net investment income	(1.46)	(1.46)	(3.35)	(3.35)	(1.90)	(1.90)

Total distributions	(1.58)	(1.50)	(3.51)	(3.41)	(2.11)	(2.02)

Net Asset Value, End of Period	$ 10.47	$ 10.76	$ 11.68	$ 11.98	$ 11.92	$ 12.16

Total Return (excludes sales/redemption charge)	3.37%	2.51%	28.20%	27.19%	19.88%	19.67%
Ratios to Average Net Assets:
Expenses	1.76%	2.54%	1.75%	2.55%	1.76%	2.48%
Net investment income	1.03%	0.25%	1.21%	0.40%	1.62%	0.88%
Expenses (before waivers)*	1.79%	2.54%	1.80%	2.55%	1.85%	2.54%
Net investment income (before waivers)*	1.00%	0.25%	1.16%	0.40%	1.53%	0.82%
Supplementary Data:
Net Assets, at end of period (000)	$ 77,144	$ 16,563	$ 83,841	$ 17,563	$ 73,368	$ 7,632
Portfolio Turnover (a)	129%	129%	157%	157%	166%	166%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	U.S. Government Income Fund
	Period Ended June 30,				Years Ended December 31,
	2001*				2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 9.48		$ 10.89		$ 9.02	$ 10.28	$ 9.65	$ 10.93

Income from Investment Operations:
Net investment income	0.25		0.24		0.50	0.49	0.48	0.45
Net realized and unrealized gains (losses) on investments	0.09		0.09		0.46	0.53	(0.62)	(0.69)

Total from investment operations	0.34		0.33		0.96	1.02	(0.14)	(0.24)

Less Distributions:
Net investment income	(0.25)		(0.20)		(0.50)	(0.41)	(0.49)	(0.41)
In excess of net investment income	--		--		--	--	--	--

Total distributions	(0.25)		(0.20)		(0.50)	(0.41)	(0.49)	(0.41)

Net Asset Value, End of Period	$ 9.57		$ 11.02		$ 9.48	$ 10.89	$ 9.02	$ 10.28

Total Return (excludes sales/redemption charge)	3.58%		3.16%		11.01%	10.19%	(1.43)%	(2.25)%
Ratios to Average Net Assets:
Expenses	1.05	%(a)	1.84	%(a)	1.05%	1.86%	1.08%	1.89%
Net investment income	5.21	%(a)	4.42	%(a)	5.46%	4.66%	5.18%	4.40%
Expenses (before waivers)**	1.09	%(a)	1.84	%(a)	1.11%	1.86%	1.14%	1.89%
Net investment income (before waivers)**	5.17	%(a)	4.42	%(a)	5.40%	4.66%	5.12%	4.40%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 45,607		$ 1,600		$ 43,412	$ 1,531	$ 36,720	$ 1,554
Portfolio Turnover (b)	11%		11%		69%	69%	74%	74%

* For the six months ended June 30, 2001 (unaudited).

** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	U.S. Government Income Fund Year Ended December 31,
	1998		1997		1996
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$ 9.48	$ 10.68	$ 9.43	$ 10.64	$ 9.71	$ 10.95

Income from Investment Operations:
Net investment income	0.47	0.44	0.49	0.48	0.52	0.49
Net realized and unrealized gains (losses) on investments	0.17	0.19	0.14	0.14	(0.29)	(0.31)

Total from investment operations	0.64	0.63	0.63	0.62	0.23	0.18

Less Distributions:
Net investment income	(0.47)	(0.38)	(0.50)	(0.49)	(0.51)	(0.49)
In excess of net investment income	--	--	(0.08)	(0.09)	--	--

Total distributions	(0.47)	(0.38)	(0.58)	(0.58)	(0.51)	(0.49)

Net Asset Value, End of Period	$ 9.65	$ 10.93	$ 9.48	$ 10.68	$ 9.43	$ 10.64

Total Return (excludes sales/redemption charge)	6.95%	6.03%	6.94%	6.07%	2.51%	1.72%
Ratios to Average Net Assets:
Expenses	1.12%	1.93%	1.14%	1.95%	1.11%	1.96%
Net investment income	4.90%	4.09%	5.40%	4.56%	5.45%	4.59%
Expenses (before waivers)*	1.18%	1.93%	1.20%	1.95%	1.20%	1.96%
Net investment income (before waivers)*	4.84%	4.09%	5.34%	4.56%	5.36%	4.59%
Supplemental Data:
Net Assets, end of period (000 omitted)	$ 43,411	$ 1,294	$ 49,017	$ 1,309	$ 33,694	$ 1,296
Portfolio Turnover (a)	109%	109%	71%	71%	53%	53%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	U.S. Government Securities Money Market Fund
	Period Ended June 30, 2001*				Years Ended December 31,
	Investor A		IS**		2000	1999	1998	1997	1996
Net Asset Value, Beginning of Year	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from Investment Operations:
Net investment income	0.023		0.006		0.057	0.045	0.048	0.049	0.046

Less Distributions:
Net investment income	(0.023)		(0.006)		(0.057)	(0.045)	(0.048)	(0.049)	(0.046)

Net Asset Value, End of Year	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	2.31%		0.63%		5.85%	4.61%	4.93%	5.02%	4.89%
Ratios to Average Net Assets:
Expenses	0.61	%(a)	0.46	%(a)	0.56%	0.58%	0.66%	0.64%	0.59%
Net investment income	4.62	%(a)	3.80	%(a)	5.68%	4.53%	4.82%	4.90%	4.78%
Expenses (before waivers)***	0.71	%(a)	0.46	%(a)	0.71%	0.73%	0.81%	0.79%	0.84%
Net investment income (before waivers)***	4.52	%(a)	3.80	%(a)	5.53%	4.38%	4.67%	4.75%	4.53%
Supplemental Data:
Net Assets, end of year (000 omitted)	$ 155,139		$ 47,135		$ 162,804	$ 194,528	$ 188,847	$ 142,569	$ 181,017

* For the six months ended June 30, 2001 (unaudited).

** Reflects operations for the period from May 2, 2001 (date of initial public investment) to June 30, 2001.

*** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Annualized.

See Notes which are an integral part of the Financial Statements

The Riverfront Funds, Inc.

INVESTMENT ADVISER
Provident Investment Advisors, Inc.
One East Fourth Street
Cincinnati, Ohio 45202

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

FOR ADDITIONAL INFORMATION CALL:
The Provident Bank
Mutual Fund Services
1-800-424-2295

This report must be preceded or accompanied by the Funds' prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Cusip 76870960
Cusip 768709701
Cusip 768709404
Cusip 768709800
Cusip 768709842
Cusip 768709834
Cusip 768709107
Cusip 768709867
Cusip 768709859
Cusip 768709305
Cusip 768709875
Cusip 768709826
G02569-01 (8/01)